LIFE INSURANCE SETTLEMENT POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
Schedule of Life Settlement Contracts, Fair Value Method
Policies Carried at Fair Value
—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	0	$—	$—
1-2	10	12,314,000	6,855,769
2-3	11	16,886,778	10,530,949
3-4	10	33,631,467	9,174,200
4-5	13	18,755,193	7,564,469
Thereafter	78	113,618,147	22,560,230

	122	$195,205,585	$56,685,617

Schedule of Life Settlement Contracts, Investment Method
Policies accounted for using the investment method
—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	0	$—	$—
1-2	0	—	—
2-3	2	4,400,000	2,131,679
3-4	4	4,100,000	1,281,524
4-5	4	1,362,000	518,736
Thereafter	35	29,658,877	5,957,671

	45	$39,520,877	$9,889,610

Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of June 30, 2023, are as follows:

2023 remaining	$1,024,151
2024	1,243,423
2025	1,310,936
2026	1,044,640
Thereafter	3,288,619

Total	$7,911,769